Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income	$ 1,766,347	$ 1,225,864
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	114,465	145,695
Loss on disposition of property and equipment	523
Provision for doubtful accounts	171,522	27,913
Deferred tax provision (benefits)	68,561	(133,896)
Changes in operating assets and liabilities:
Accounts receivable	(75,355)	1,020,725
Accounts receivable - related parties	(28,932)	65,931
Inventories	447,024	(918,838)
Advance to suppliers, net - a related party		(13,171)
Prepaid expenses and other current assets	47,501	213,913
Accounts payable	348,579	(1,114,051)
Accrued liabilities and other payables	(29,199)	(179,547)
Deferred revenue	(293,968)	(681,591)
Deferred revenue - a related party	122,795
Taxes payable	83,630	289,779
Net cash provided by (used in) operating activities	2,743,493	(51,274)
Cash flows from investing activities:
Additions to property, plant and equipment	(11,014)	(14,128)
Proceeds from disposal of property and equipment	100
Payments for short-term investments	(3,152,600)	(4,239,000)
Redemption of short-term investments	850,154	3,796,902
Repayment of (payments of) advances made to related parties	(4,760,469)	415,410
Net cash used in investing activities	(7,073,829)	(40,816)
Cash flows from financing activities:
Gross proceeds from initial public offerings	8,000,000
Direct costs disbursed from initial public offerings proceeds	(1,212,779)
Proceeds from short-term bank loan	1,433,000
Repayment of amount due to related parties	(120,333)	(6,468)
Net cash provided by (used in) financing activities	8,099,888	(6,468)
Effect of exchange rate changes on cash	122,004	68,353
Net increase (decrease) in cash	3,891,556	(30,205)
Cash, beginning of period	4,792,632	3,672,260
Cash, end of period	8,684,188	3,642,055
Supplemental disclosure information:
Cash paid for income tax	13,115	28,415
Deferred IPO cost offset with additional paid-in capital	$ 812,900